Quarterly Holdings Report
for
Fidelity® Series Opportunistic Insights Fund
March 31, 2022
O1T-NPRT1-0522
1.951056.109
Common Stocks - 95.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 13.9%
Entertainment - 1.1%
Netflix, Inc. (a)	125,809	47,126,793
The Walt Disney Co. (a)	82,572	11,325,576
Universal Music Group NV	624,300	16,709,838
Warner Music Group Corp. Class A	239,532	9,066,286
		84,228,493
Interactive Media & Services - 12.7%
Alphabet, Inc.:
Class A (a)	66,217	184,172,653
Class C (a)	84,110	234,918,389
Bumble, Inc. (a)(b)	145,100	4,204,998
CarGurus, Inc. Class A (a)	500	21,230
Meta Platforms, Inc. Class A (a)	2,378,754	528,939,739
Zoominfo Technologies, Inc. (a)	83,900	5,012,186
		957,269,195
Media - 0.1%
Liberty Media Corp. Liberty Formula One Group Series C (a)	174,352	12,176,744
TOTAL COMMUNICATION SERVICES		1,053,674,432
CONSUMER DISCRETIONARY - 11.4%
Automobiles - 1.4%
General Motors Co. (a)	332,800	14,556,672
Harley-Davidson, Inc.	27,700	1,091,380
Hyundai Motor Co.	86,200	12,690,234
Rad Power Bikes, Inc. (a)(c)(d)	145,919	1,398,459
Rivian Automotive, Inc.	36,042	1,720,213
Tesla, Inc. (a)	32,500	35,022,000
Toyota Motor Corp.	2,043,800	36,866,074
XPeng, Inc. Class A	168,100	2,313,524
		105,658,556
Hotels, Restaurants & Leisure - 1.1%
Airbnb, Inc. Class A (a)	234,600	40,294,896
Booking Holdings, Inc. (a)	300	704,535
Chipotle Mexican Grill, Inc. (a)	8,354	13,216,279
Hilton Worldwide Holdings, Inc. (a)	174,013	26,404,733
Marriott International, Inc. Class A (a)	21,800	3,831,350
		84,451,793
Household Durables - 0.1%
Blu Investments LLC (a)(c)(d)	21,093,998	6,539
Lennar Corp. Class A	134,048	10,880,676
		10,887,215
Internet & Direct Marketing Retail - 6.3%
Amazon.com, Inc. (a)	139,077	453,384,066
Cazoo Group Ltd. Class A (a)	422,493	1,166,081
Chewy, Inc. (a)	10,396	423,949
Coupang, Inc. Class A (a)(b)	480,726	8,499,236
Deliveroo PLC Class A (a)(e)	2,615,200	3,871,761
Doordash, Inc. (a)	48,405	5,672,582
Wayfair LLC Class A (a)	6,160	682,405
Zomato Ltd. (a)(c)	1,929,600	1,882,390
		475,582,470
Leisure Products - 0.0%
Thule Group AB (e)	32,000	1,276,270
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	59,925	9,596,989
Dollarama, Inc.	24,200	1,372,459
Kohl's Corp.	31,900	1,928,674
		12,898,122
Specialty Retail - 1.8%
Academy Sports & Outdoors, Inc.	217,537	8,570,958
AutoZone, Inc. (a)	5,541	11,329,018
Dick's Sporting Goods, Inc.	116,385	11,640,828
Fanatics, Inc. Class A (c)(d)	139,938	9,493,394
National Vision Holdings, Inc. (a)(b)	74,096	3,228,363
O'Reilly Automotive, Inc. (a)	25,946	17,771,972
The Home Depot, Inc.	187,066	55,994,466
TJX Companies, Inc.	45,200	2,738,216
Ulta Beauty, Inc. (a)	5,800	2,309,676
Williams-Sonoma, Inc.	81,214	11,776,030
		134,852,921
Textiles, Apparel & Luxury Goods - 0.5%
China Hongxing Sports Ltd. (a)(d)	22,200	929
Deckers Outdoor Corp. (a)	16,484	4,512,825
Dr. Martens Ltd.	853,000	2,675,858
lululemon athletica, Inc. (a)	10,934	3,993,425
NIKE, Inc. Class B	156,543	21,064,426
On Holding AG (b)	54,400	1,373,056
		33,620,519
TOTAL CONSUMER DISCRETIONARY		859,227,866
CONSUMER STAPLES - 2.5%
Beverages - 0.5%
Anheuser-Busch InBev SA NV	64,700	3,868,291
Diageo PLC	91,224	4,627,299
Keurig Dr. Pepper, Inc.	18,900	716,310
PepsiCo, Inc.	100,800	16,871,904
The Coca-Cola Co.	230,950	14,318,900
		40,402,704
Food & Staples Retailing - 1.4%
Albertsons Companies, Inc.	22,800	758,100
Costco Wholesale Corp.	185,437	106,783,896
Kroger Co.	12,100	694,177
		108,236,173
Food Products - 0.0%
Nestle SA (Reg. S)	5,660	735,906
The Vita Coco Co., Inc. (b)	25,900	232,064
		967,970
Household Products - 0.1%
Procter & Gamble Co.	38,000	5,806,400
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	81,752	22,262,705
L'Oreal SA (a)	12,803	5,114,099
L'Oreal SA (a)	13,125	5,242,720
Olaplex Holdings, Inc.	70,300	1,098,789
		33,718,313
TOTAL CONSUMER STAPLES		189,131,560
ENERGY - 1.6%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	20,900	760,969
Halliburton Co.	82,000	3,105,340
		3,866,309
Oil, Gas & Consumable Fuels - 1.5%
Canadian Natural Resources Ltd.	259,800	16,086,964
Cenovus Energy, Inc. (Canada)	45,400	756,818
Cheniere Energy, Inc.	60,300	8,360,595
Chevron Corp.	57,100	9,297,593
ConocoPhillips Co.	176,477	17,647,700
Continental Resources, Inc.	12,200	748,226
Devon Energy Corp.	149,900	8,863,587
Diamondback Energy, Inc.	61,346	8,409,310
EOG Resources, Inc.	111,100	13,246,453
Exxon Mobil Corp.	68,100	5,624,379
Hess Corp.	54,100	5,790,864
Occidental Petroleum Corp.	77,500	4,397,350
Phillips 66 Co.	9,400	812,066
Pioneer Natural Resources Co.	61,200	15,301,836
Reliance Industries Ltd.	15,425	532,441
Suncor Energy, Inc.	23,100	752,046
		116,628,228
TOTAL ENERGY		120,494,537
FINANCIALS - 18.3%
Banks - 4.3%
Bank of America Corp.	3,559,062	146,704,536
JPMorgan Chase & Co.	579,024	78,932,552
Kotak Mahindra Bank Ltd. (a)	189,387	4,340,840
Nu Holdings Ltd. (b)	147,800	1,141,016
Royal Bank of Canada	308,600	33,976,486
Starling Bank Ltd. Series D (a)(c)(d)	1,401,404	4,340,970
The Toronto-Dominion Bank	368,500	29,237,703
Wells Fargo & Co.	505,800	24,511,068
		323,185,171
Capital Markets - 3.1%
BlackRock, Inc. Class A	10,300	7,870,951
Brookfield Asset Management, Inc. (Canada) Class A	111,500	6,303,900
Charles Schwab Corp.	265,800	22,409,598
CME Group, Inc.	16,700	3,972,262
Coinbase Global, Inc. (a)(b)	38,210	7,254,551
Goldman Sachs Group, Inc.	182,173	60,135,307
Intercontinental Exchange, Inc.	36,200	4,782,744
Morgan Stanley	1,244,500	108,769,300
MSCI, Inc.	24,411	12,275,804
		233,774,417
Consumer Finance - 0.2%
American Express Co.	23,700	4,431,900
Capital One Financial Corp.	104,900	13,772,321
		18,204,221
Diversified Financial Services - 7.2%
Berkshire Hathaway, Inc. Class A (a)	1,022	540,557,251
Insurance - 3.5%
Admiral Group PLC	524,718	17,666,651
American International Group, Inc.	292,000	18,328,840
Aon PLC	5,000	1,628,150
Arthur J. Gallagher & Co.	47,411	8,277,961
Brookfield Asset Management Reinsurance Partners Ltd.	480	27,403
Chubb Ltd.	227,168	48,591,235
Fairfax Financial Holdings Ltd. (sub. vtg.)	14,200	7,746,931
Hartford Financial Services Group, Inc.	113,800	8,171,978
Intact Financial Corp.	37,260	5,505,473
Marsh & McLennan Companies, Inc.	14,800	2,522,216
Progressive Corp.	521,800	59,479,982
The Travelers Companies, Inc.	469,708	85,829,743
		263,776,563
TOTAL FINANCIALS		1,379,497,623
HEALTH CARE - 12.3%
Biotechnology - 3.4%
AbbVie, Inc.	96,629	15,664,527
Alnylam Pharmaceuticals, Inc. (a)	7,000	1,143,030
BioCryst Pharmaceuticals, Inc. (a)	17,297	281,249
Biohaven Pharmaceutical Holding Co. Ltd. (a)	2,933	347,766
BioNTech SE ADR (a)	4,700	801,632
Galapagos NV sponsored ADR (a)	53,336	3,307,899
Horizon Therapeutics PLC (a)	306,820	32,280,532
Idorsia Ltd. (a)(b)	101,226	2,018,933
Intellia Therapeutics, Inc. (a)	16,753	1,217,441
Regeneron Pharmaceuticals, Inc. (a)	158,623	110,785,476
Vertex Pharmaceuticals, Inc. (a)	343,700	89,695,389
Zai Lab Ltd. (a)	230,060	1,047,386
		258,591,260
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	18,013	2,132,019
DexCom, Inc. (a)	900	460,440
Edwards Lifesciences Corp. (a)	203,247	23,926,237
Envista Holdings Corp. (a)	96,012	4,676,745
Figs, Inc. Class A (a)	221,800	4,773,136
Intuitive Surgical, Inc. (a)	145,850	44,000,028
Sonova Holding AG	15,590	6,539,347
		86,507,952
Health Care Providers & Services - 3.8%
23andMe Holding Co. Class B (e)	679,707	2,603,278
AmerisourceBergen Corp.	55,600	8,601,876
Anthem, Inc.	25,300	12,427,866
Cano Health, Inc. (a)	136,255	865,219
Centene Corp. (a)	19,200	1,616,448
CVS Health Corp.	15,600	1,578,876
dentalcorp Holdings Ltd. (a)	202,536	2,460,922
Guardant Health, Inc. (a)	33,127	2,194,332
HCA Holdings, Inc.	122,500	30,700,950
Henry Schein, Inc. (a)	23,156	2,018,972
McKesson Corp.	4,500	1,377,585
Molina Healthcare, Inc. (a)	6,800	2,268,412
Option Care Health, Inc. (a)	194,500	5,554,920
P3 Health Partners, Inc. (c)	160,486	1,255,001
UnitedHealth Group, Inc.	412,078	210,147,418
		285,672,075
Health Care Technology - 0.0%
Doximity, Inc. (b)	61,304	3,193,325
Life Sciences Tools & Services - 1.5%
Bio-Rad Laboratories, Inc. Class A (a)	591	332,869
Danaher Corp.	226,035	66,302,847
Eurofins Scientific SA	32,180	3,200,717
IQVIA Holdings, Inc. (a)	5,630	1,301,712
Mettler-Toledo International, Inc. (a)	14,556	19,988,154
Thermo Fisher Scientific, Inc.	16,060	9,485,839
Veterinary Emergency Group LLC Class A (c)(d)(f)	58,287	3,052,712
Waters Corp. (a)	37,100	11,515,469
West Pharmaceutical Services, Inc.	3,525	1,447,753
		116,628,072
Pharmaceuticals - 2.4%
AstraZeneca PLC sponsored ADR	35,000	2,321,900
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (e)	33,500	1,181,770
Bristol-Myers Squibb Co.	213,800	15,613,814
Eli Lilly & Co.	326,752	93,571,970
Intra-Cellular Therapies, Inc. (a)	25,678	1,571,237
Johnson & Johnson	46,900	8,312,087
Merck & Co., Inc.	60,000	4,923,000
Nuvation Bio, Inc. (a)	82,324	433,024
Pfizer, Inc.	182,600	9,453,202
Roche Holding AG (participation certificate)	20,470	8,099,198
Royalty Pharma PLC	416,600	16,230,736
UCB SA	18,200	2,183,505
Zoetis, Inc. Class A	88,375	16,666,641
		180,562,084
TOTAL HEALTH CARE		931,154,768
INDUSTRIALS - 4.1%
Aerospace & Defense - 0.6%
Lockheed Martin Corp.	27,300	12,050,220
Northrop Grumman Corp.	44,100	19,722,402
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	212,910	11,922,960
Class C (a)(c)(d)	7,830	438,480
TransDigm Group, Inc. (a)	3,500	2,280,390
		46,414,452
Air Freight & Logistics - 1.4%
United Parcel Service, Inc. Class B	475,415	101,957,501
Zipline International, Inc. (c)(d)	28,830	1,037,880
		102,995,381
Airlines - 0.0%
Joby Aviation, Inc. (a)	81,901	542,185
Building Products - 0.4%
Carrier Global Corp.	96,910	4,445,262
Fortune Brands Home & Security, Inc.	200,858	14,919,732
Toto Ltd.	253,520	10,181,513
		29,546,507
Commercial Services & Supplies - 0.2%
Aurora Innovation, Inc. (a)	86,681	484,547
Cintas Corp.	24,231	10,307,625
Clean TeQ Water Pty Ltd. (a)	2,653	1,195
TulCo LLC (a)(c)(d)(f)	7,549	4,488,182
		15,281,549
Industrial Conglomerates - 0.6%
General Electric Co.	475,537	43,511,636
Roper Technologies, Inc.	1,600	755,568
		44,267,204
Machinery - 0.3%
AutoStore Holdings Ltd.	78,181	286,213
Deere & Co.	29,700	12,339,162
Ingersoll Rand, Inc.	112,414	5,660,045
Otis Worldwide Corp.	14,891	1,145,862
PACCAR, Inc.	23,600	2,078,452
		21,509,734
Professional Services - 0.0%
Verisk Analytics, Inc.	3,700	794,131
Road & Rail - 0.6%
Canadian Pacific Railway Ltd.	105,000	8,666,080
J.B. Hunt Transport Services, Inc.	53,600	10,762,344
Old Dominion Freight Lines, Inc.	20,800	6,212,544
Union Pacific Corp.	60,200	16,447,242
		42,088,210
Trading Companies & Distributors - 0.0%
Ferguson PLC	14,500	1,977,175
Transportation Infrastructure - 0.0%
Delhivery Private Ltd. (c)(d)	326,200	2,522,941
TOTAL INDUSTRIALS		307,939,469
INFORMATION TECHNOLOGY - 27.5%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)	97,828	13,596,135
Electronic Equipment & Components - 1.8%
Amphenol Corp. Class A	1,716,887	129,367,435
CDW Corp.	29,803	5,331,459
Keysight Technologies, Inc. (a)	19,288	3,046,925
		137,745,819
IT Services - 2.7%
Accenture PLC Class A	309,029	104,213,850
Adyen BV (a)(e)	9,295	18,410,559
Affirm Holdings, Inc. (a)(b)	17,300	800,644
ASAC II LP (a)(c)(d)	2,013,117	338,204
Cloudflare, Inc. (a)	299,580	35,859,726
Cognizant Technology Solutions Corp. Class A	95,116	8,529,052
MongoDB, Inc. Class A (a)	38,840	17,229,036
Shopify, Inc. Class A (a)	27,388	18,522,363
		203,903,434
Semiconductors & Semiconductor Equipment - 8.5%
Advanced Micro Devices, Inc. (a)	873,653	95,525,219
Analog Devices, Inc.	118,700	19,606,866
Applied Materials, Inc.	213,900	28,192,020
Broadcom, Inc.	36,400	22,920,352
Lattice Semiconductor Corp. (a)	51,765	3,155,077
Marvell Technology, Inc.	289,875	20,786,936
Micron Technology, Inc.	9,600	747,744
Monolithic Power Systems, Inc.	3,200	1,554,176
NVIDIA Corp.	1,116,260	304,582,704
onsemi (a)	208,100	13,029,141
Qualcomm, Inc.	607,737	92,874,368
Semtech Corp. (a)	24,696	1,712,421
Silergy Corp.	5,000	586,653
SiTime Corp. (a)	2,800	693,896
Synaptics, Inc. (a)	183,742	36,656,529
		642,624,102
Software - 10.1%
Adobe, Inc. (a)	170,566	77,713,281
Atlassian Corp. PLC (a)	143,081	42,041,490
Bill.Com Holdings, Inc. (a)	13,931	3,159,411
Cadence Design Systems, Inc. (a)	203,056	33,394,590
Check Point Software Technologies Ltd. (a)	25,700	3,553,282
Clear Secure, Inc. (b)	41,300	1,110,144
Confluent, Inc. (b)	18,300	750,300
Datadog, Inc. Class A (a)	102,000	15,449,940
Dynatrace, Inc. (a)	39,761	1,872,743
Epic Games, Inc. (a)(c)(d)	7,100	4,999,394
Fortinet, Inc. (a)	14,447	4,937,118
HubSpot, Inc. (a)	5,263	2,499,609
Intuit, Inc.	85,683	41,199,814
KnowBe4, Inc. (a)	100,200	2,306,604
Magic Leap, Inc.:
Class A (d)	72,297	1,388,102
warrants (a)(d)	39,573	759,802
Microsoft Corp.	1,152,049	355,188,227
Monday.com Ltd. (b)	3,600	569,052
Palo Alto Networks, Inc. (a)	24,700	15,375,997
Qualtrics International, Inc. (a)	27,027	771,621
Salesforce.com, Inc. (a)	654,426	138,947,728
SentinelOne, Inc. (b)	19,500	755,430
ServiceNow, Inc. (a)	7,139	3,975,638
Stripe, Inc. Class B (a)(c)(d)	26,700	986,832
Tanium, Inc. Class B (a)(c)(d)	408,212	5,065,911
Tenable Holdings, Inc. (a)	3,900	225,381
		758,997,441
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	1,703,600	297,465,596
Dell Technologies, Inc.	448,019	22,486,074
		319,951,670
TOTAL INFORMATION TECHNOLOGY		2,076,818,601
MATERIALS - 3.2%
Chemicals - 0.4%
CF Industries Holdings, Inc.	62,700	6,461,862
Corteva, Inc.	12,800	735,744
Nutrien Ltd.	36,900	3,837,231
Sherwin-Williams Co.	64,134	16,009,129
The Mosaic Co.	36,000	2,394,000
Westlake Corp.	36,652	4,522,857
		33,960,823
Metals & Mining - 2.8%
Agnico Eagle Mines Ltd. (Canada)	11,600	709,835
ArcelorMittal SA Class A unit GDR	22,900	733,029
B2Gold Corp.	1,646,929	7,561,791
Barrick Gold Corp. (Canada)	491,266	12,048,327
Cleveland-Cliffs, Inc. (a)	250,300	8,062,163
First Quantum Minerals Ltd.	8,600	297,731
Franco-Nevada Corp.	298,217	47,456,137
Freeport-McMoRan, Inc.	811,800	40,378,932
Glencore Xstrata PLC	350,000	2,277,348
Ivanhoe Mines Ltd. (a)	3,314,587	30,914,758
MP Materials Corp. (a)	8,900	510,326
Newmont Corp.	163,700	13,005,965
Novagold Resources, Inc. (a)	493,634	3,802,500
Nucor Corp.	195,273	29,027,331
Steel Dynamics, Inc.	138,800	11,580,084
Stelco Holdings, Inc.	27,500	1,143,643
Sunrise Energy Metals Ltd. (a)	5,306	9,738
		209,519,638
TOTAL MATERIALS		243,480,461
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Equity Commonwealth (a)	136,691	3,856,053
Prologis (REIT), Inc.	91,179	14,723,585
Welltower, Inc.	15,700	1,509,398
		20,089,036
UTILITIES - 0.1%
Electric Utilities - 0.1%
Constellation Energy Corp.	23,100	1,299,375
Exelon Corp.	38,500	1,833,755
NextEra Energy, Inc.	34,300	2,905,553
Southern Co.	20,900	1,515,459
		7,554,142
TOTAL COMMON STOCKS (Cost $3,467,816,992)		7,189,062,495

Preferred Stocks - 1.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.9%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc.:
Series E(c)(d)	9,600	593,226
Series F(c)(d)	49,896	3,083,293
		3,676,519
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(c)(d)	19,024	182,322
Series C(a)(c)(d)	74,857	717,415
Series D(c)(d)	127,700	1,223,851
		2,123,588
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (c)(d)	800	440,500

Internet & Direct Marketing Retail - 0.1%
GoBrands, Inc.:
Series G(c)(d)	3,340	1,359,079
Series H(c)(d)	3,970	1,615,433
		2,974,512
TOTAL CONSUMER DISCRETIONARY		5,538,600

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (c)(d)	13,266	633,584

HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (c)(d)	194,500	701,951

Health Care Providers & Services - 0.0%
Lyra Health, Inc.:
Series E(a)(c)(d)	79,800	1,454,754
Series F(c)(d)	4,099	74,725
Somatus, Inc. Series E (c)(d)	842	734,759
		2,264,238
TOTAL HEALTH CARE		2,966,189

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.6%
Relativity Space, Inc. Series E (c)(d)	125,290	2,638,607
Space Exploration Technologies Corp.:
Series G(a)(c)(d)	36,460	20,417,600
Series H(a)(c)(d)	7,256	4,063,360
Series N(a)(c)(d)	24,552	13,749,120
		40,868,687
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series E (a)(c)(d)	66,084	2,379,024

TOTAL INDUSTRIALS		43,247,711

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.1%
ByteDance Ltd. Series E1 (a)(c)(d)	37,932	5,585,487

Software - 0.1%
Delphix Corp. Series D (a)(c)(d)	232,855	1,781,341
Nuro, Inc.:
Series C(a)(c)(d)	190,290	3,966,732
Series D(c)(d)	36,736	765,788
Stripe, Inc. Series H (c)(d)	11,500	425,040
Tenstorrent, Inc. Series C1 (c)(d)	12,300	922,992
		7,861,893
TOTAL INFORMATION TECHNOLOGY		13,447,380

TOTAL CONVERTIBLE PREFERRED STOCKS		69,509,983
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. Series E (c)	61,811	1,421,925

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR	444,700	6,581,560

INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Magic Leap, Inc. Series AA (d)	275,569	5,290,925

TOTAL NONCONVERTIBLE PREFERRED STOCKS		13,294,410
TOTAL PREFERRED STOCKS (Cost $48,891,381)		82,804,393

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (c)(d)(h) (Cost $680,000)	680,000	680,000

Money Market Funds - 6.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (i)	462,062,028	462,154,441
Fidelity Securities Lending Cash Central Fund 0.31% (i)(j)	32,345,318	32,348,553
TOTAL MONEY MARKET FUNDS (Cost $494,502,994)		494,502,994

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $4,011,891,367)	7,767,049,882
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(212,671,207)
NET ASSETS - 100.0%	7,554,378,675

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $124,842,157 or 1.7% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,343,638 or 0.4% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ASAC II LP	10/10/13	155,030
Blu Investments LLC	5/21/20	36,484
Bowery Farming, Inc. Series C1	5/18/21	799,267
ByteDance Ltd. Series E1	11/18/20	4,156,368
Circle Internet Financial Ltd. Series E	5/11/21	1,003,200
Delhivery Private Ltd.	5/20/21	1,592,260
Delphix Corp. Series D	7/10/15	2,095,695
Discord, Inc. Series I	9/15/21	440,500
ElevateBio LLC Series C	3/09/21	815,928
Epic Games, Inc.	7/13/20 - 7/30/20	4,082,500
Fanatics, Inc. Class A	8/13/20 - 12/15/21	4,645,244
GoBrands, Inc. Series G	3/02/21	834,056
GoBrands, Inc. Series H	7/22/21	1,542,308
Lyra Health, Inc. Series E	1/14/21	730,697
Lyra Health, Inc. Series F	6/04/21	64,372
Nuro, Inc. Series C	10/30/20	2,484,160
Nuro, Inc. Series D	10/29/21	765,788
P3 Health Partners, Inc.	5/25/21	1,604,860
Rad Power Bikes, Inc.	1/21/21	703,890
Rad Power Bikes, Inc. Series A	1/21/21	91,769
Rad Power Bikes, Inc. Series C	1/21/21	361,098
Rad Power Bikes, Inc. Series D	9/17/21	1,223,851
Reddit, Inc. Series E	5/18/21	407,752
Reddit, Inc. Series F	8/11/21	3,083,293
Relativity Space, Inc. Series E	5/27/21	2,861,010
Somatus, Inc. Series E	1/31/22	734,759
Space Exploration Technologies Corp. Class A	10/16/15 - 2/16/21	3,185,238
Space Exploration Technologies Corp. Class C	9/11/17	105,705
Space Exploration Technologies Corp. Series G	1/20/15	2,824,191
Space Exploration Technologies Corp. Series H	8/04/17	979,560
Space Exploration Technologies Corp. Series N	8/04/20	6,629,040
Starling Bank Ltd. Series D	6/18/21	2,505,550
Stripe, Inc. Class B	5/18/21	1,071,428
Stripe, Inc. Series H	3/15/21	461,438
Tanium, Inc. Class B	4/21/17 - 9/18/20	3,439,433
Tenstorrent, Inc. Series C1	4/23/21	731,288
Tenstorrent, Inc. 0%	4/23/21	680,000
TulCo LLC	8/24/17 - 12/14/17	2,619,246
Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	2,259,004
Zipline International, Inc.	10/12/21	1,037,880
Zipline International, Inc. Series E	12/21/20	2,156,281
Zomato Ltd.	12/09/20 - 2/05/21	1,178,353

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	298,594,723	853,732,602	690,172,884	104,233	-	-	462,154,441	0.9%
Fidelity Securities Lending Cash Central Fund 0.31%	11,576,828	110,262,328	89,490,603	21,265	-	-	32,348,553	0.1%
Total	310,171,551	963,994,930	779,663,487	125,498	-	-	494,502,994

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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